Assets Held for Sale and Discontinued Operations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total	$ 15,543,825	$ 22,196,981	$ 0
Right-of-use assets - operating	19,143,848	27,662,847	0
Property and equipment	15,558,716	22,159,470	0
Total current assets	141,027,363	224,832,512	607,599,790
Operating lease liability - current portion	2,423,413	3,177,666
Total current liabilities	41,681,191	58,686,776	$ 28,321,972
Discontinued Operations [Member]
Total	2,889,897	5,042,670
Right-of-use assets - operating	546,731	0
Property and equipment	442,871	0
Intangible assets	8,520,446	0
Total carrying value of current assets	12,399,945	5,042,670
Loss recognized on classification as held for sale	(11,082,725)	0
Total current assets	1,317,220	5,042,670
Right-of-use asset	0	701,439
Property and equipment, other	0	887,795
Intangible assets, other	0	9,555,020
Total non-current assets	0	11,144,254
Total assets of disposal groups	1,317,220	16,186,924
Operating lease liability - current portion	719,620	264,044
Total current liabilities	719,620	264,044
Operating lease liability	0	644,219
Total non-current liabilities	0	644,219
Total liabilities of disposal groups	719,620	$ 908,263
Other Assets Held for Sale [Member]
Total	0
Right-of-use assets - operating	1,406,339
Property and equipment	0
Intangible assets	7,410,410
Total carrying value of current assets	8,816,749
Loss recognized on classification as held for sale	(6,815,904)
Total current assets	2,000,845
Right-of-use asset	0
Property and equipment, other	0
Intangible assets, other	0
Total non-current assets	0
Total assets of disposal groups	2,000,845
Operating lease liability - current portion	1,429,600
Total current liabilities	1,429,600
Operating lease liability	0
Total non-current liabilities	0
Total liabilities of disposal groups	1,429,600
Total [Member]
Total	2,889,897
Right-of-use assets - operating	1,953,070
Property and equipment	442,871
Intangible assets	15,930,856
Total carrying value of current assets	21,216,694
Loss recognized on classification as held for sale	(17,898,629)
Total current assets	3,318,065
Right-of-use asset	0
Property and equipment, other	0
Intangible assets, other	0
Total non-current assets	0
Total assets of disposal groups	3,318,065
Operating lease liability - current portion	2,149,220
Total current liabilities	2,149,220
Operating lease liability	0
Total non-current liabilities	0
Total liabilities of disposal groups	$ 2,149,220